Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
	For the years ended December 31,
	2022	2021
Operating lease expense	1,786,308	1,356,484
Finance lease expense	194,078	296,638
Total	$1,980,386	$1,653,122

Schedule of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of December 31, 2022 is as follows:
By December 31, 2023	$1,479,549
By December 31, 2024	1,434,478
By December 31, 2025	1,213,426
By December 31, 2026	310,739
By December 31, 2027	266,025
Thereafter	1,749,247
Total	$6,453,464
Imputed interest	(927,717)
Present value of operating lease liabilities	5,525,747

Schedule of Finance Lease Liabilities	The Company’s maturity analysis of finance lease liabilities as of December 31, 2022 is as follows:
By December 31, 2023	$993,392
By December 31, 2024	993,392
By December 31, 2025	159,042
By December 31, 2026	—
By December 31, 2027	—
Thereafter	—
Total	$2,145,826
Imputed interest	(238,851)
Present value of finance lease liabilities	1,906,975

Schedule of Supplemental Balance Sheet	Supplemental balance sheet information related to leases was as follows:
	As of December 31, 2022	As of December 31, 2021
Weighted average remaining lease term (in years):
Operating leases	6.4	6.3
Finance leases	2.2	0.9

Weighted average discount rate:
Operating leases	4.6%	4.6%
Finance leases	7.3%	7.5%